Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.9% of Net Assets
	Aerospace & Defense — 1.3%
257	AAR Corp.(a)	$15,086
726	Boeing Co.(a)	108,399
191	General Electric Co.	32,810
49	L3Harris Technologies, Inc.	12,126
42	Lockheed Martin Corp.	22,934
104	Moog, Inc., Class A	19,615
15	Northrop Grumman Corp.	7,635
236	RTX Corp.	28,554
126	Woodward, Inc.	20,675
		267,834
	Air Freight & Logistics — 0.3%
331	Expeditors International of Washington, Inc.	39,389
34	FedEx Corp.	9,311
200	GXO Logistics, Inc.(a)	11,962
58	United Parcel Service, Inc., Class B	7,775
		68,437
	Automobile Components — 0.5%
49	Aptiv PLC(a)	2,785
898	BorgWarner, Inc.	30,200
710	Dana, Inc.	5,446
694	Magna International, Inc.	27,392
1,583	Mobileye Global, Inc., Class A(a)	21,544
205	Visteon Corp.(a)	18,501
		105,868
	Automobiles — 1.6%
2,232	General Motors Co.	113,296
814	Tesla, Inc.(a)	203,378
97	Thor Industries, Inc.	10,096
		326,770
	Banks — 3.5%
430	Ameris Bancorp	26,656
708	Atlantic Union Bankshares Corp.	26,762
759	Banc of California, Inc.	11,658
2,388	Bank of America Corp.	99,866
1,629	Citigroup, Inc.	104,533
150	Citizens Financial Group, Inc.	6,318
242	East West Bancorp, Inc.	23,593
31	First Citizens BancShares, Inc., Class A	60,058
770	First Financial Bancorp	19,697
1,290	Fulton Financial Corp.	23,362
436	International Bancshares Corp.	26,709
375	JPMorgan Chase & Co.	83,220
110	PNC Financial Services Group, Inc.	20,710
198	Regions Financial Corp.	4,726
412	SouthState Corp.	40,182
556	Truist Financial Corp.	23,936
239	U.S. Bancorp	11,546
406	Webster Financial Corp.	21,031
1,407	Wells Fargo & Co.	91,342
		725,905
	Beverages — 1.0%
70	Boston Beer Co., Inc., Class A(a)	20,375
468	Coca-Cola Co.	30,565
1,006	Keurig Dr. Pepper, Inc.	33,148
1,730	Monster Beverage Corp.(a)	91,136
162	PepsiCo, Inc.	26,905
		202,129
	Biotechnology — 1.4%
165	AbbVie, Inc.	33,639
Shares	Description	Value (†)
	Biotechnology — continued
295	Alnylam Pharmaceuticals, Inc.(a)	$78,644
44	Amgen, Inc.	14,087
218	BioMarin Pharmaceutical, Inc.(a)	14,364
342	CRISPR Therapeutics AG(a)	15,865
237	Gilead Sciences, Inc.	21,050
212	Halozyme Therapeutics, Inc.(a)	10,721
83	Incyte Corp.(a)	6,152
121	Neurocrine Biosciences, Inc.(a)	14,553
75	Regeneron Pharmaceuticals, Inc.(a)	62,865
86	Sarepta Therapeutics, Inc.(a)	10,836
36	United Therapeutics Corp.(a)	13,463
15	Vertex Pharmaceuticals, Inc.(a)	7,140
		303,379
	Broadline Retail — 1.4%
274	Alibaba Group Holding Ltd., ADR	26,847
1,286	Amazon.com, Inc.(a)	239,710
167	eBay, Inc.	9,604
139	Ollie's Bargain Outlet Holdings, Inc.(a)	12,764
		288,925
	Building Products — 0.9%
55	Carlisle Cos., Inc.	23,223
115	Carrier Global Corp.	8,363
623	Fortune Brands Innovations, Inc.	51,914
43	Lennox International, Inc.	25,910
513	Masco Corp.	40,994
134	Owens Corning	23,690
136	Trex Co., Inc.(a)	9,636
		183,730
	Capital Markets — 3.5%
1,142	Bank of New York Mellon Corp.	86,061
45	BlackRock, Inc.	44,146
66	Cboe Global Markets, Inc.	14,096
1,430	Charles Schwab Corp.	101,287
103	CME Group, Inc.	23,212
82	FactSet Research Systems, Inc.	37,233
63	Goldman Sachs Group, Inc.	32,621
645	Intercontinental Exchange, Inc.	100,536
343	Janus Henderson Group PLC	14,169
72	KKR & Co., Inc.	9,953
112	Morgan Stanley	13,020
68	MSCI, Inc.	38,842
802	Nasdaq, Inc.	59,284
35	Northern Trust Corp.	3,518
56	S&P Global, Inc.	26,900
521	SEI Investments Co.	38,950
769	State Street Corp.	71,363
35	T. Rowe Price Group, Inc.	3,845
69	Virtus Investment Partners, Inc.	14,930
		733,966
	Chemicals — 1.1%
40	Air Products & Chemicals, Inc.	12,421
242	Celanese Corp.	30,485
1,220	Corteva, Inc.	74,322
54	DuPont de Nemours, Inc.	4,482
74	Ecolab, Inc.	18,184
190	HB Fuller Co.	13,904
135	Innospec, Inc.	14,550
64	Linde PLC	29,194
163	Minerals Technologies, Inc.	12,272

Shares	Description	Value (†)
	Chemicals — continued
24	Sherwin-Williams Co.	$8,611
216	Stepan Co.	15,625
		234,050
	Commercial Services & Supplies — 0.2%
96	MSA Safety, Inc.	15,931
210	RB Global, Inc.	17,795
30	Waste Management, Inc.	6,476
		40,202
	Communications Equipment — 0.2%
227	Ciena Corp.(a)	14,417
64	F5, Inc.(a)	14,968
23	Motorola Solutions, Inc.	10,335
		39,720
	Construction & Engineering — 0.3%
217	AECOM	23,176
57	Comfort Systems USA, Inc.	22,289
46	EMCOR Group, Inc.	20,519
		65,984
	Construction Materials — 0.2%
25	Martin Marietta Materials, Inc.	14,808
60	Vulcan Materials Co.	16,436
		31,244
	Consumer Finance — 0.9%
2,101	Ally Financial, Inc.	73,640
81	American Express Co.	21,876
549	Capital One Financial Corp.	89,372
125	Synchrony Financial	6,893
		191,781
	Consumer Staples Distribution & Retail — 1.1%
192	BJ's Wholesale Club Holdings, Inc.(a)	16,268
45	Casey's General Stores, Inc.	17,731
44	Costco Wholesale Corp.	38,464
1,691	Kroger Co.	94,307
139	Sprouts Farmers Market, Inc.(a)	17,852
38	Target Corp.	5,701
602	Walmart, Inc.	49,334
		239,657
	Containers & Packaging — 0.2%
193	Crown Holdings, Inc.	18,055
311	Sonoco Products Co.	16,334
		34,389
	Distributors — 0.2%
285	Genuine Parts Co.	32,690
	Diversified Consumer Services — 0.2%
48	Duolingo, Inc.(a)	14,063
115	Grand Canyon Education, Inc.(a)	15,768
236	Service Corp. International	19,269
		49,100
	Diversified REITs — 0.1%
554	American Assets Trust, Inc.	14,930
	Diversified Telecommunication Services — 0.4%
1,752	AT&T, Inc.	39,490
331	Iridium Communications, Inc.	9,708
727	Verizon Communications, Inc.	30,629
		79,827
	Electric Utilities — 0.6%
336	Alliant Energy Corp.	20,160
267	Evergy, Inc.	16,138
198	Eversource Energy	13,038
Shares	Description	Value (†)
	Electric Utilities — continued
149	Exelon Corp.	$5,856
329	FirstEnergy Corp.	13,762
126	IDACORP, Inc.	13,038
673	PPL Corp.	21,913
179	Xcel Energy, Inc.	11,959
		115,864
	Electrical Equipment — 0.5%
80	Eaton Corp. PLC	26,526
155	Emerson Electric Co.	16,782
43	GE Vernova, Inc.(a)	12,971
294	nVent Electric PLC	21,924
104	Regal Rexnord Corp.	17,320
		95,523
	Electronic Equipment, Instruments & Components — 0.8%
150	Advanced Energy Industries, Inc.	16,280
261	Amphenol Corp., Class A	17,492
307	Avnet, Inc.	16,642
247	Cognex Corp.	9,937
173	Coherent Corp.(a)	15,992
56	Fabrinet(a)	13,494
796	Knowles Corp.(a)	13,787
49	Littelfuse, Inc.	11,987
252	TE Connectivity PLC	37,150
16	Teledyne Technologies, Inc.(a)	7,285
18	Zebra Technologies Corp., Class A(a)	6,875
		166,921
	Energy Equipment & Services — 0.2%
421	ChampionX Corp.	11,880
894	NOV, Inc.	13,866
197	Schlumberger NV	7,894
		33,640
	Entertainment — 1.5%
73	Electronic Arts, Inc.	11,012
219	Netflix, Inc.(a)	165,571
34	Take-Two Interactive Software, Inc.(a)	5,498
1,110	Walt Disney Co.	106,782
4,187	Warner Bros. Discovery, Inc.(a)	34,040
		322,903
	Financial Services — 2.5%
398	Block, Inc.(a)	28,783
1,001	Corebridge Financial, Inc.	31,802
495	Fiserv, Inc.(a)	97,961
523	Global Payments, Inc.	54,240
25	Jack Henry & Associates, Inc.	4,548
68	Mastercard, Inc., Class A	33,972
1,046	MGIC Investment Corp.	26,192
495	PayPal Holdings, Inc.(a)	39,254
590	Visa, Inc., Class A	171,011
295	Voya Financial, Inc.	23,689
68	WEX, Inc.(a)	11,737
		523,189
	Food Products — 0.5%
145	Campbell Soup Co.	6,764
273	General Mills, Inc.	18,570
44	Hershey Co.	7,814
129	Ingredion, Inc.	17,126
172	Kellanova	13,872
540	Kraft Heinz Co.	18,068

Shares	Description	Value (†)
	Food Products — continued
107	McCormick & Co., Inc.	$8,372
307	Mondelez International, Inc., Class A	21,023
		111,609
	Gas Utilities — 0.2%
95	Atmos Energy Corp.	13,184
355	New Jersey Resources Corp.	16,291
222	ONE Gas, Inc.	15,822
		45,297
	Ground Transportation — 0.4%
379	CSX Corp.	12,750
58	Norfolk Southern Corp.	14,525
94	Ryder System, Inc.	13,750
28	Saia, Inc.(a)	13,681
76	Uber Technologies, Inc.(a)	5,476
41	Union Pacific Corp.	9,515
114	XPO, Inc.(a)	14,880
		84,577
	Health Care Equipment & Supplies — 1.0%
15	Align Technology, Inc.(a)	3,075
876	Baxter International, Inc.	31,273
71	Becton Dickinson & Co.	16,585
73	Edwards Lifesciences Corp.(a)	4,892
66	GE HealthCare Technologies, Inc.	5,765
133	Intuitive Surgical, Inc.(a)	67,011
164	LeMaitre Vascular, Inc.	14,496
201	Merit Medical Systems, Inc.(a)	19,831
50	Penumbra, Inc.(a)	11,443
44	ResMed, Inc.	10,669
68	Stryker Corp.	24,227
54	Zimmer Biomet Holdings, Inc.	5,774
		215,041
	Health Care Providers & Services — 1.4%
198	Acadia Healthcare Co., Inc.(a)	8,453
93	Cardinal Health, Inc.	10,092
1,205	Centene Corp.(a)	75,023
32	Chemed Corp.	17,288
57	Cigna Group	17,944
756	CVS Health Corp.	42,684
42	Elevance Health, Inc.	17,042
18	HCA Healthcare, Inc.	6,457
174	HealthEquity, Inc.(a)	14,833
86	Henry Schein, Inc.(a)	6,040
13	Humana, Inc.	3,352
26	Labcorp Holdings, Inc.	5,935
29	McKesson Corp.	14,517
339	Select Medical Holdings Corp.	10,875
92	UnitedHealth Group, Inc.	51,934
		302,469
	Health Care REITs — 0.1%
195	Welltower, Inc.	26,302
	Health Care Technology — 0.5%
1,243	Doximity, Inc., Class A(a)	51,883
254	Veeva Systems, Inc., Class A(a)	53,043
		104,926
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	3,207
	Hotels, Restaurants & Leisure — 1.1%
378	Aramark	14,300
4	Booking Holdings, Inc.	18,705
179	Chipotle Mexican Grill, Inc.(a)	9,983
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
139	Marriott Vacations Worldwide Corp.	$10,707
85	McDonald's Corp.	24,829
673	Starbucks Corp.	65,752
322	Travel & Leisure Co.	15,395
42	Wingstop, Inc.	12,083
565	Yum China Holdings, Inc.	24,922
236	Yum! Brands, Inc.	30,954
		227,630
	Household Durables — 0.4%
314	KB Home	24,649
96	Meritage Homes Corp.	17,395
102	PulteGroup, Inc.	13,212
319	Taylor Morrison Home Corp.(a)	21,852
		77,108
	Household Products — 0.5%
179	Church & Dwight Co., Inc.	17,884
71	Colgate-Palmolive Co.	6,653
473	Energizer Holdings, Inc.	15,169
354	Procter & Gamble Co.	58,474
		98,180
	Independent Power & Renewable Electricity Producers — 0.1%
439	AES Corp.	7,239
565	Clearway Energy, Inc., Class A	15,052
		22,291
	Industrial Conglomerates — 0.1%
48	3M Co.	6,166
57	Honeywell International, Inc.	11,724
		17,890
	Industrial REITs — 0.1%
88	Prologis, Inc.	9,939
444	Rexford Industrial Realty, Inc.	19,043
		28,982
	Insurance — 2.0%
40	Allstate Corp.	7,461
1,143	American International Group, Inc.	86,731
125	Arch Capital Group Ltd.(a)	12,320
78	Arthur J Gallagher & Co.	21,934
298	Assured Guaranty Ltd.	24,871
61	Chubb Ltd.	17,229
222	First American Financial Corp.	14,241
135	Hanover Insurance Group, Inc.	20,025
129	Hartford Financial Services Group, Inc.	14,247
56	Marsh & McLennan Cos., Inc.	12,221
105	Prudential Financial, Inc.	12,860
288	Reinsurance Group of America, Inc.	60,791
193	Selective Insurance Group, Inc.	17,528
79	Travelers Cos., Inc.	19,429
254	Willis Towers Watson PLC	76,756
		418,644
	Interactive Media & Services — 2.8%
863	Alphabet, Inc., Class A	147,668
1,200	Alphabet, Inc., Class C	207,228
399	Meta Platforms, Inc., Class A	226,464
361	Yelp, Inc.(a)	12,325
		593,685
	IT Services — 0.6%
71	Accenture PLC, Class A	24,482
185	Cognizant Technology Solutions Corp., Class A	13,799
152	International Business Machines Corp.	31,422

Shares	Description	Value (†)
	IT Services — continued
481	Kyndryl Holdings, Inc.(a)	$11,010
649	Shopify, Inc., Class A(a)	50,758
		131,471
	Leisure Products — 0.1%
671	Mattel, Inc.(a)	13,675
	Life Sciences Tools & Services — 1.0%
42	Agilent Technologies, Inc.	5,473
878	Avantor, Inc.(a)	19,641
57	Danaher Corp.	14,003
372	Illumina, Inc.(a)	53,620
369	IQVIA Holdings, Inc.(a)	75,947
71	Repligen Corp.(a)	9,533
46	Thermo Fisher Scientific, Inc.	25,131
		203,348
	Machinery — 1.3%
98	AGCO Corp.	9,784
32	Caterpillar, Inc.	12,038
262	Deere & Co.	106,029
75	Dover Corp.	14,200
121	Fortive Corp.	8,643
312	Graco, Inc.	25,412
26	Illinois Tool Works, Inc.	6,789
219	ITT, Inc.	30,686
128	Oshkosh Corp.	13,087
23	Parker-Hannifin Corp.	14,584
122	SPX Technologies, Inc.(a)	17,506
213	Terex Corp.	11,014
137	Toro Co.	11,026
		280,798
	Media — 0.9%
217	Charter Communications, Inc., Class A(a)	71,091
1,594	Comcast Corp., Class A	69,610
396	Interpublic Group of Cos., Inc.	11,642
270	Liberty Broadband Corp., Class C(a)	21,822
171	Omnicom Group, Inc.	17,271
		191,436
	Metals & Mining — 0.4%
289	Alcoa Corp.	11,586
76	Carpenter Technology Corp.	11,362
734	Cleveland-Cliffs, Inc.(a)	9,527
144	Freeport-McMoRan, Inc.	6,483
255	Newmont Corp.	11,587
67	Reliance, Inc.	19,185
271	U.S. Steel Corp.	10,529
		80,259
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,062	Annaly Capital Management, Inc.	20,189
	Multi-Utilities — 0.1%
147	Consolidated Edison, Inc.	14,947
58	DTE Energy Co.	7,205
33	WEC Energy Group, Inc.	3,152
		25,304
	Office REITs — 0.4%
791	COPT Defense Properties	25,470
1,895	Easterly Government Properties, Inc.	25,696
658	Highwoods Properties, Inc.	22,069
348	Kilroy Realty Corp.	13,997
		87,232
	Oil, Gas & Consumable Fuels — 2.6%
1,087	Antero Midstream Corp.	15,620
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
512	Antero Resources Corp.(a)	$13,251
1,814	APA Corp.	42,810
235	Chevron Corp.	34,973
505	CNX Resources Corp.(a)	17,185
775	ConocoPhillips	84,893
189	Devon Energy Corp.	7,310
30	Diamondback Energy, Inc.	5,303
641	EOG Resources, Inc.	78,176
123	Expand Energy Corp.	10,421
543	Exxon Mobil Corp.	63,412
46	Hess Corp.	6,186
658	Kinder Morgan, Inc.	16,128
124	ONEOK, Inc.	12,013
343	Ovintiv, Inc.	13,446
640	Phillips 66	77,965
372	Range Resources Corp.	11,171
20	Texas Pacific Land Corp.	23,320
49	Valero Energy Corp.	6,358
251	Williams Cos., Inc.	13,145
		553,086
	Passenger Airlines — 0.4%
1,532	Delta Air Lines, Inc.	87,661
	Personal Care Products — 0.4%
58	Estee Lauder Cos., Inc., Class A	3,999
3,012	Kenvue, Inc.	69,065
		73,064
	Pharmaceuticals — 1.5%
373	Bristol-Myers Squibb Co.	20,802
36	Eli Lilly & Co.	29,871
93	Jazz Pharmaceuticals PLC(a)	10,233
352	Johnson & Johnson	56,271
601	Merck & Co., Inc.	61,494
208	Novartis AG, ADR	22,547
420	Novo Nordisk AS, ADR	47,019
761	Pfizer, Inc.	21,536
632	Roche Holding AG, ADR	24,528
95	Zoetis, Inc.	16,984
		311,285
	Professional Services — 0.5%
30	Automatic Data Processing, Inc.	8,677
162	Equifax, Inc.	42,933
212	Exponent, Inc.	20,009
175	Korn Ferry	12,364
61	Leidos Holdings, Inc.	11,173
34	Paychex, Inc.	4,737
71	Paylocity Holding Corp.(a)	13,104
		112,997
	Real Estate Management & Development — 0.6%
714	CBRE Group, Inc., Class A(a)	93,513
90	Jones Lang LaSalle, Inc.(a)	24,386
		117,899
	Residential REITs — 0.0%
43	AvalonBay Communities, Inc.	9,529
	Retail REITs — 0.2%
1,292	Brixmor Property Group, Inc.	34,819
40	Simon Property Group, Inc.	6,765
		41,584
	Semiconductors & Semiconductor Equipment — 3.6%
86	Advanced Micro Devices, Inc.(a)	12,390
104	Analog Devices, Inc.	23,203

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
50	Applied Materials, Inc.	$9,079
533	ARM Holdings PLC, ADR(a)	75,313
202	Broadcom, Inc.	34,293
602	Intel Corp.	12,955
191	Lattice Semiconductor Corp.(a)	9,676
148	Micron Technology, Inc.	14,748
193	MKS Instruments, Inc.	19,171
3,288	NVIDIA Corp.	436,515
75	Onto Innovation, Inc.(a)	14,875
394	QUALCOMM, Inc.	64,131
71	Silicon Laboratories, Inc.(a)	7,374
122	Synaptics, Inc.(a)	8,378
111	Texas Instruments, Inc.	22,551
		764,652
	Software — 4.1%
25	Adobe, Inc.(a)	11,952
19	ANSYS, Inc.(a)	6,088
343	Autodesk, Inc.(a)	97,343
32	Cadence Design Systems, Inc.(a)	8,836
371	Dynatrace, Inc.(a)	19,960
16	Intuit, Inc.	9,765
85	Manhattan Associates, Inc.(a)	22,386
552	Microsoft Corp.	224,305
929	Oracle Corp.	155,923
21	Palo Alto Networks, Inc.(a)	7,567
47	PTC, Inc.(a)	8,711
72	Qualys, Inc.(a)	8,585
44	Roper Technologies, Inc.	23,660
530	Salesforce, Inc.	154,426
20	ServiceNow, Inc.(a)	18,660
61	SPS Commerce, Inc.(a)	10,065
21	Synopsys, Inc.(a)	10,786
21	Tyler Technologies, Inc.(a)	12,717
206	Workday, Inc., Class A(a)	48,173
		859,908
	Specialized REITs — 0.1%
38	American Tower Corp.	8,114
42	Crown Castle, Inc.	4,515
27	Digital Realty Trust, Inc.	4,812
9	Equinix, Inc.	8,173
118	Weyerhaeuser Co.	3,677
		29,291
	Specialty Retail — 0.9%
74	Abercrombie & Fitch Co., Class A(a)	9,752
42	Asbury Automotive Group, Inc.(a)	9,569
76	Burlington Stores, Inc.(a)	18,830
65	Dick's Sporting Goods, Inc.	12,724
135	Floor & Decor Holdings, Inc., Class A(a)	13,912
88	Home Depot, Inc.	34,650
41	Lithia Motors, Inc.	13,627
55	Lowe's Cos., Inc.	14,401
48	Ross Stores, Inc.	6,707
227	TJX Cos., Inc.	25,658
138	Williams-Sonoma, Inc.	18,510
		178,340
	Technology Hardware, Storage & Peripherals — 0.8%
675	Apple, Inc.	152,490
237	Hewlett Packard Enterprise Co.	4,619
150	HP, Inc.	5,328
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
68	NetApp, Inc.	$7,841
71	Western Digital Corp.(a)	4,637
		174,915
	Textiles, Apparel & Luxury Goods — 0.3%
79	Crocs, Inc.(a)	8,518
54	Deckers Outdoor Corp.(a)	8,688
122	PVH Corp.	12,012
32	Ralph Lauren Corp.	6,334
2,104	Under Armour, Inc., Class A(a)	17,989
685	VF Corp.	14,186
		67,727
	Trading Companies & Distributors — 0.1%
57	Watsco, Inc.	26,962
	Water Utilities — 0.1%
136	American States Water Co.	11,214
35	American Water Works Co., Inc.	4,834
290	Essential Utilities, Inc.	11,194
		27,242
	Total Common Stocks (Identified Cost $10,285,995)	12,366,249

Principal Amount
Bonds and Notes — 4.1%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,642
	Automotive — 0.1%
9,000	Cummins, Inc., 5.150%, 2/20/2034	9,162
11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,886
4,000	Lear Corp., 4.250%, 5/15/2029	3,862
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,523
		27,433
	Banking — 0.4%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,726
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,753
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,481
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,979
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,958
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,125
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,896
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,731
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,920
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,701
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,992
4,000	State Street Corp., 2.400%, 1/24/2030	3,569
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,390
6,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,956
		88,177
	Brokerage — 0.1%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	6,244
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,676
		12,920

Principal Amount	Description	Value (†)
	Building Materials — 0.1%
$8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$7,474
9,000	Owens Corning, 3.950%, 8/15/2029	8,627
		16,101
	Chemicals — 0.1%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,591
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,791
		10,382
	Consumer Products — 0.1%
10,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,309
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,653
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,715
		10,368
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,746
9,000	Entergy Corp., 0.900%, 9/15/2025	8,694
5,000	Exelon Corp., 4.050%, 4/15/2030	4,798
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,966
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,942
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,442
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,814
		38,402
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,918
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,974
		10,892
	Finance Companies — 0.0%
3,000	Ares Capital Corp., 3.250%, 7/15/2025	2,959
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,739
		6,698
	Food & Beverage — 0.1%
12,000	Coca-Cola Co., 1.450%, 6/01/2027	11,209
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,972
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,808
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,385
		26,374
	Government Owned - No Guarantee — 0.1%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,958
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,466
		18,424
	Health Care REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,849
8,000	Welltower OP LLC, 2.800%, 6/01/2031	7,063
		16,912
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,884
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,280
		11,164
	Healthcare — 0.1%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,923
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,899
3,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	2,996
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,880
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,617
		19,315
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$6,954
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,569
		12,523
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,093
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,624
3,000	MetLife, Inc., 5.375%, 7/15/2033	3,082
4,000	Prudential Financial, Inc., 3.935%, 12/07/2049	3,138
		12,937
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,969
	Metals & Mining — 0.0%
4,000	Nucor Corp., 3.125%, 4/01/2032	3,553
	Midstream — 0.0%
6,000	Enbridge, Inc., 5.625%, 4/05/2034	6,101
	Mortgage Related — 1.0%
16,782	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	13,320
11,085	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,224
6,706	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,559
3,513	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	2,912
1,769	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,466
2,423	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,091
5,124	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	4,421
16,066	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	13,850
6,236	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	5,374
2,565	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	2,296
2,604	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	2,331
4,509	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	4,034
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
1,783	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	1,648
5,764	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	5,603
3,216	Federal National Mortgage Association, 2.000%, 7/01/2051	2,563
6,485	Federal National Mortgage Association, 2.000%, 8/01/2051	5,157
2,488	Federal National Mortgage Association, 2.000%, 10/01/2051	1,981
13,058	Federal National Mortgage Association, 2.000%, 3/01/2052	10,373
3,578	Federal National Mortgage Association, 2.500%, 2/01/2051	2,977
3,091	Federal National Mortgage Association, 2.500%, 9/01/2051	2,575
12,291	Federal National Mortgage Association, 2.500%, 5/01/2052	10,189
13,260	Federal National Mortgage Association, 2.500%, 6/01/2052	10,992
465	Federal National Mortgage Association, 3.000%, 4/01/2034	439
255	Federal National Mortgage Association, 3.000%, 7/01/2034	240
720	Federal National Mortgage Association, 3.000%, 6/01/2049	631
1,029	Federal National Mortgage Association, 3.000%, 12/01/2049	897
5,136	Federal National Mortgage Association, 3.000%, 5/01/2051	4,456
4,255	Federal National Mortgage Association, 3.000%, 4/01/2052	3,671

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,827	Federal National Mortgage Association, 3.000%, 7/01/2052	$8,473
934	Federal National Mortgage Association, 3.500%, 6/01/2049	846
479	Federal National Mortgage Association, 3.500%, 8/01/2049	433
11,058	Federal National Mortgage Association, 3.500%, 5/01/2052	9,895
9,952	Federal National Mortgage Association, 3.500%, 8/01/2052	8,913
264	Federal National Mortgage Association, 4.000%, 2/01/2049	247
343	Federal National Mortgage Association, 4.000%, 3/01/2050	321
4,396	Federal National Mortgage Association, 4.000%, 9/01/2052	4,065
9,328	Federal National Mortgage Association, 4.000%, 5/01/2053	8,622
106	Federal National Mortgage Association, 4.500%, 6/01/2048	102
264	Federal National Mortgage Association, 4.500%, 5/01/2049	254
1,817	Federal National Mortgage Association, 4.500%, 2/01/2053	1,727
919	Federal National Mortgage Association, 4.500%, 4/01/2053	872
9,453	Federal National Mortgage Association, 4.500%, 8/01/2053	8,978
828	Government National Mortgage Association, 3.000%, 4/20/2052	727
6,751	Government National Mortgage Association, 3.000%, 6/20/2052	5,921
947	Government National Mortgage Association, 4.000%, 8/20/2053	882
3,761	Government National Mortgage Association, 5.000%, 7/20/2053	3,679
17,350	Government National Mortgage Association, 5.500%, 4/20/2053	17,296
		214,331
	Office REITs — 0.0%
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,875
	Oil Field Services — 0.0%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,813
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	3,954
		8,767
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,291
	Pharmaceuticals — 0.1%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,940
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,737
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,703
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,686
4,000	Viatris, Inc., 3.850%, 6/22/2040	3,000
		25,066
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,813
3,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	2,606
		4,419
	Railroads — 0.0%
7,000	CSX Corp., 2.600%, 11/01/2026	6,751
Principal Amount	Description	Value (†)
	Restaurants — 0.0%
$8,000	Starbucks Corp., 2.250%, 3/12/2030	$7,048
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,716
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,927
		3,643
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,490
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,046
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,934
		14,470
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,054
7,000	Apple, Inc., 2.500%, 2/09/2025	6,956
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,754
4,000	Intel Corp., 2.450%, 11/15/2029	3,520
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,675
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,372
7,000	Oracle Corp., 2.950%, 5/15/2025	6,926
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,419
4,000	QUALCOMM, Inc., 4.500%, 5/20/2052	3,486
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,116
3,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,034
		66,312
	Treasuries — 0.5%
13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,532
8,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,879
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,969
19,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	14,392
22,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	17,268
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,443
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,682
6,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	5,851
32,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,676
		104,692
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,934
	Wireless — 0.0%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,459
	Wirelines — 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,635
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,784
		13,419
	Total Bonds and Notes (Identified Cost $871,253)	853,073

Shares	Description	Value (†)
Exchange-Traded Funds — 9.1%
23,863	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,822,344)	$1,901,165

Mutual Funds — 14.4%
77,944	WCM Focused Emerging Markets Fund, Institutional Class	1,155,907
73,691	WCM Focused International Growth Fund, Institutional Class	1,865,857
	Total Mutual Funds (Identified Cost $2,970,405)	3,021,764

Affiliated Mutual Funds — 10.5%
1,487	Loomis Sayles Inflation Protected Securities Fund, Class N	14,316
36,387	Mirova Global Green Bond Fund, Class N	318,023
149,051	Mirova International Sustainable Equity Fund, Class N	1,882,512
	Total Affiliated Mutual Funds (Identified Cost $2,247,959)	2,214,851

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$697,874	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $697,932 on 11/01/2024 collateralized by $702,400 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $712,450 including accrued interest(c) (Identified Cost $697,874)	$697,874
	Total Investments — 100.3% (Identified Cost $18,895,830)	21,054,976
	Other assets less liabilities — (0.3)%	(57,653)
	Net Assets — 100.0%	$20,997,323

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $12,619 or 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$10,716	$4,321	$695	$(15)	$(11)	$14,316	1,487	$373
Mirova Global Green Bond Fund, Class N	238,092	87,303	16,140	858	7,910	318,023	36,387	—
Mirova International Sustainable Equity Fund, Class N	1,415,746	434,532	60,201	8,761	83,674	1,882,512	149,051	496
	$1,664,554	$526,156	$77,036	$9,604	$91,573	$2,214,851	186,925	$869

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,366,249	$ —	$ —	$12,366,249
Bonds and Notes(a)	—	853,073	—	853,073
Exchange-Traded Funds	1,901,165	—	—	1,901,165
Mutual Funds	3,021,764	—	—	3,021,764

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$2,214,851	$ —	$ —	$2,214,851
Short-Term Investments	—	697,874	—	697,874
Total Investments	$19,504,029	$1,550,947	$—	$21,054,976

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	91.3%
Fixed Income	5.7
Short-Term Investments	3.3
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%